LONG-TERM LOANS AND OTHER BORROWINGS - Bank loans (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)
Borrowings and other credit facilities
Current maturities	Rp (8,858)		Rp (9,690)
Long-term portion	27,331	$ 1,756	36,319
Bank loans
Borrowings and other credit facilities
Total loans and other borrowings	29,991		36,153
Unamortized debt issuance cost	(118)		(97)
Total loans and other borrowings	29,873		36,056
Current maturities	(7,788)		(6,311)
Long-term portion	22,085		29,745
Bank loans | Third parties
Borrowings and other credit facilities
Total loans and other borrowings	18,707		18,523
Bank loans | MUFG Bank, Ltd. ("MUFG Bank") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	500		1,972
Bank loans | Syndication of banks | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	680		350
Bank loans | Syndication of banks | United States Dollar
Borrowings and other credit facilities
Total loans and other borrowings	265	17	338	$ 24
Bank loans | PT Bank Central Asia Tbk ("BCA") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	9,757		8,651
Bank loans | Bank Permata | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,021		1,188
Bank loans | Bank DBS | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,500		3,887
Bank loans | Bank Danamon | United States Dollar
Borrowings and other credit facilities
Total loans and other borrowings	455
Bank loans | United Overseas Bank Limited ("UOB Singapore") | United States Dollar
Borrowings and other credit facilities
Total loans and other borrowings	205	13	314	22
Bank loans | PT Bank HSBC | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	750		750
Bank loans | Bank of China | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,000		400
Bank loans | PT Bank ANZ Indonesia | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	198		286
Bank loans | Bank CIMB Niaga | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	2,221		194
Bank loans | Bank CIMB Niaga | United States Dollar
Borrowings and other credit facilities
Total loans and other borrowings	61	4	5	0
Bank loans | Other (each below Rp100 billion) | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	60		152
Bank loans | Other (each below Rp100 billion) | Malaysian ringgit
Borrowings and other credit facilities
Total loans and other borrowings	34	$ 10	36	$ 11
Bank loans | Related parties
Borrowings and other credit facilities
Total loans and other borrowings	11,284		17,630
Bank loans | Bank Mandiri | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	4,381		7,374
Bank loans | BNI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	5,472		7,500
Bank loans | BRI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,409		2,223
Bank loans | BSI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	Rp 22		Rp 533